Insurance - Incurred and Cumulative Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Details) $ in Millions	Dec. 31, 2017 USD ($) claim	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 112	$ 116	$ 130
Credit insurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	655
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	565
All outstanding liabilities before 2013, net of reinsurance	0
Liabilities for claims and claim adjustment expenses, net of reinsurance	90	96	105
2013 | Credit insurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	124	124	125	$ 127	$ 140
Incurred-but- not-reported Liabilities	$ 0
Cumulative Number of Reported Claims | claim	50,295
Cumulative Frequency	2.70%
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 124	121	115	105	$ 68
2014 | Credit insurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	131	130	132	145
Incurred-but- not-reported Liabilities	$ 3
Cumulative Number of Reported Claims | claim	51,776
Cumulative Frequency	2.70%
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 128	121	110	$ 71
2015 | Credit insurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	129	129	138
Incurred-but- not-reported Liabilities	$ 8
Cumulative Number of Reported Claims | claim	52,505
Cumulative Frequency	2.80%
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 121	109	$ 71
2016 | Credit insurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	135	138
Incurred-but- not-reported Liabilities	$ 20
Cumulative Number of Reported Claims | claim	51,558
Cumulative Frequency	2.80%
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 115	$ 75
2017 | Credit insurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	136
Incurred-but- not-reported Liabilities	$ 59
Cumulative Number of Reported Claims | claim	39,329
Cumulative Frequency	2.20%
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 77